Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable International Equity Fund - Fidelity Sustainable International Equity Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	13.35%